SCHEDULE OF RELATED PARTY BALANCES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Joyful Star Limited [member]
IfrsStatementLineItems [Line Items]
Amount due to a shareholder	$ (689,922)	$ (689,922)
Dr Chan Kam Biu, Richard [member]
IfrsStatementLineItems [Line Items]
Amounts due from/(to) directors	(574,838)	(621,243)
Lui Lai Yuen [member]
IfrsStatementLineItems [Line Items]
Amounts due from/(to) directors		(200,000)
Ma Chi Heng [member]
IfrsStatementLineItems [Line Items]
Other borrowing	(990,000)	(990,000)
Interest payable	$ (346,123)	$ (321,400)